Share-Based Compensation and Other Related Information - Summary of Options Outstanding (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Weighted average share price of stock option exercised	$ 21.78